CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net Income (Loss)	$ 452,725	$ 343,096	$ 268,315
(Income) loss from discontinued operations	0	0	(104)
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	465,072	447,562	456,323
Amortization (includes amortization of deferred financing costs and discounts of $16,548, $17,376 and $16,740 in 2021, 2020 and 2019, respectively)	231,898	221,883	218,618
Intangible impairments	0	23,000	0
Revenue reduction associated with amortization of permanent withdrawal fees and data center above- and below-market leases	8,852	9,878	13,703
Stock-based compensation expense	61,001	37,674	35,654
Provision (benefit) for deferred income taxes	28,703	(12,986)	(624)
Loss on early extinguishment of debt	0	68,300	0
Gain on IPM Divestment (as defined in Note 4)	(178,983)	0	0
(Gain) loss on disposal/write-down of property, plant and equipment, net	(172,041)	(363,537)	(63,824)
Foreign currency transactions and other, net	(6,656)	78,437	29,838
(Increase) decrease in assets	(174,206)	(15,443)	5,404
Increase (decrease) in liabilities	42,537	149,793	3,352
Cash Flows from Operating Activities-Continuing Operations	758,902	987,657	966,655
Cash Flows from Operating Activities-Discontinued Operations	0	0	0
Cash Flows from Operating Activities	758,902	987,657	966,655
Cash Flows from Investing Activities:
Capital expenditures	(611,082)	(438,263)	(692,983)
Cash paid for acquisitions, net of cash acquired	(203,998)	(118,581)	(58,237)
Acquisition of customer relationships	(5,892)	(4,346)	(46,105)
Customer inducements	(7,402)	(10,644)	(9,371)
Contract fulfillment costs and third party commissions	(58,524)	(60,020)	(76,171)
Net proceeds from IPM Divestment	213,878	0	0
Investments in Joint Ventures and other investments	(78,623)	(18,250)	(19,222)
Proceeds from sales of property and equipment and other, net (including real estate)	278,330	564,664	166,143
Cash Flows from Investing Activities-Continuing Operations	(473,313)	(85,440)	(735,946)
Cash Flows from Investing Activities-Discontinued Operations	0	0	5,061
Cash Flows from Investing Activities	(473,313)	(85,440)	(730,885)
Cash Flows from Financing Activities:
Repayment of revolving credit facilities, term loan facilities and other debt	(5,164,483)	(8,604,394)	(14,535,115)
Proceeds from revolving credit facilities, term loan facilities and other debt	4,972,214	7,939,458	14,059,818
Early redemption of senior subordinated and senior notes, including call premiums	0	(2,942,554)	0
Net proceeds from sales of senior notes	737,812	3,465,000	987,500
Debt repayment and equity distribution to noncontrolling interests	(2,450)	(2,765)	(1,924)
Purchase of noncontrolling interest	(75,000)	0	0
Parent cash dividends	(718,340)	(716,290)	(704,526)
Net proceeds (payments) associated with employee stock-based awards	25,860	321	1,027
Debt financing costs and other, net	3,581
Debt financing costs and other, net		(25,475)	(5,753)
Cash Flows from Financing Activities-Continuing Operations	(220,806)	(886,699)	(198,973)
Cash Flows from Financing Activities-Discontinued Operations	0	0	0
Cash Flows from Financing Activities	(220,806)	(886,699)	(198,973)
Effect of Exchange Rates on Cash and Cash Equivalents	(14,018)	(4,010)	(8,727)
Increase (decrease) in Cash and Cash Equivalents	50,765	11,508	28,070
Cash and cash equivalents, including Restricted Cash, beginning of year	205,063	193,555	165,485
Cash and cash equivalents, including Restricted Cash, end of year	255,828	205,063	193,555
Supplemental Information:
Cash Paid for Interest	428,111	390,332	394,984
Cash Paid for Income Taxes, Net	130,292	43,468	61,691
Non-Cash Investing and Financing Activities:
Financing Leases	50,552	55,782	32,742
Accrued Capital Expenditures	88,210	91,528	82,345
Accrued Purchase Price and Other Holdbacks	0	0	4,135
Dividends Payable	$ 190,559	$ 187,867	$ 186,021